Consolidated statements of operations (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Interest and dividend income	10,772	12,061
Interest expense	(6,494)	(8,785)
Net interest income	4,278	3,276
Commissions and fees	6,840	6,158
Trading revenues	2,164	1,441
Other revenues	660	1,162
Net revenues	13,942	12,037
Provision for credit losses	37	32
Compensation and benefits	5,923	6,691
General and administrative expenses	3,694	3,320
Commission expenses	935	860
Total other operating expenses	4,629	4,180
Total operating expenses	10,552	10,871
Income from continuing operations before taxes	3,353	1,134
Income tax expense	939	277
Net income	2,414	857
Net income/(loss) attributable to noncontrolling interests	535	288
Net income attributable to shareholders	1,879	569